Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Gross Total	$ 1,452,611	$ 1,482,820
Less: Accumulated depreciation and amortization	(361,098)	(152,049)
Foreign exchange translation	29,230	(29,951)
Total	1,120,743	1,300,820
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Total	19,895	19,191
Software Development [Member]
Property, Plant and Equipment [Line Items]
Gross Total	69,298	71,829
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Total	21,187	21,980
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross Total	20,761	21,183
Space Component [Member]
Property, Plant and Equipment [Line Items]
Gross Total	888,458	893,556
Ground Component [Member]
Property, Plant and Equipment [Line Items]
Gross Total	35,671	35,876
Ground Component Under Construction [Member]
Property, Plant and Equipment [Line Items]
Gross Total	$ 397,341	$ 419,205